Income Taxes - Details Income Loss from Continuing Operations Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor Australia	Dec. 31, 2012 Successor Australia	Dec. 31, 2011 Successor United States	Dec. 31, 2012 Successor United States	Dec. 31, 2011 Successor Other [Member]	Dec. 31, 2012 Successor Other [Member]	Jan. 31, 2011 Predecessor	Dec. 31, 2010 Predecessor	Jan. 31, 2011 Predecessor Australia	Dec. 31, 2010 Predecessor Australia	Jan. 31, 2011 Predecessor United States	Dec. 31, 2010 Predecessor United States	Jan. 31, 2011 Predecessor Other [Member]	Dec. 31, 2010 Predecessor Other [Member]
Schedule Of Income Taxes [Line Items]
Income Loss from Continuing Operations	$ (44)	$ 104	$ 262	$ 1,008	$ 70	$ 1,019	$ 120	$ 10	$ 72	$ (21)	$ 632	$ 7	$ 107	$ 2	$ 497	$ (10)	$ 28	$ 15